UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     /s/ Michael Klarman     New York, NY     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $951,159 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102    16797   412800 SH       SOLE                   412800        0        0
AMERICAN APPAREL INC           COM              023850100     2281   343000 SH       SOLE                   343000        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103    25139  3146300 SH       SOLE                  3146300        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102    23905   708300 SH       SOLE                   708300        0        0
ARCHER DANIELS MIDLAND CO      UNIT 99/99/9999  039483201     2192    50000 SH       SOLE                    50000        0        0
AVENTINE RENEWABLE ENERGY      COM              05356X403     1188   269900 SH       SOLE                   269900        0        0
BALLY TECHNOLOGIES INC         COM              05874B107   104530  3092600 SH       SOLE                  3092600        0        0
CELANESE CORP DEL              COM SER A        150870103    34770   761500 SH       SOLE                   761500        0        0
CENVEO INC                     COM              15670S105     9638   986500 SH       SOLE                   986500        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    86739  3157600 SH       SOLE                  3157600        0        0
DAVITA INC                     COM              23918K108    40012   753100 SH       SOLE                   753100        0        0
FRESENIUS MED CARE AG&CO KGA   SPONSORED ADR    358029106     4106    74800 SH       SOLE                    74800        0        0
GEO GROUP INC                  COM              36159R103    16569   736400 SH       SOLE                   736400        0        0
GILDAN ACTIVEWEAR INC          COM              375916103    65836  2543900 SH       SOLE                  2543900        0        0
HANESBRANDS INC                COM              410345102    33450  1232500 SH       SOLE                  1232500        0        0
HEWLETT PACKARD CO             COM              428236103    23975   542300 SH       SOLE                   542300        0        0
ITC HLDGS CORP                 COM              465685105    28034   548500 SH       SOLE                   548500        0        0
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111     2944  1663500 SH       SOLE                  1663500        0        0
MICROSOFT CORP                 COM              594918104    51048  1855600 SH       SOLE                  1855600        0        0
MONOTYPE IMAGING HOLDINGS IN   COM              61022P100     5480   449900 SH       SOLE                   449900        0        0
MOSAIC CO                      COM              61945A107    21387   147800 SH       SOLE                   147800        0        0
QUALCOMM INC                   COM              747525103    25894   583600 SH       SOLE                   583600        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109    82720  2792700 SH       SOLE                  2792700        0        0
TENARIS S A                    SPONSORED ADR    88031M109     7450   100000 SH       SOLE                   100000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    80524  1444900 SH       SOLE                  1444900        0        0
TYSON FOODS INC                CL A             902494103    14940  1000000 SH       SOLE                  1000000        0        0
UNITED STATES STL CORP NEW     COM              912909108   138973   752100 SH       SOLE                   752100        0        0
VERASUN ENERGY CORP            COM              92336G106      638   154600 SH       SOLE                   154600        0        0